Quarterly Results of Operations (Unaudited) - Company's Unaudited Quarterly Results of Operations (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended
	Sep. 08, 2012	Jun. 16, 2012	Mar. 24, 2012	Sep. 10, 2011	Jun. 18, 2011	Mar. 26, 2011	Dec. 29, 2012	Dec. 31, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Income Statement [Abstract]
Revenue	$ 353.1	$ 312.7	$ 322.8	$ 361.6	$ 310.1	$ 330.9	$ 652.2	$ 406.5	$ 1,640.8	$ 1,409.1	$ 1,248.5
Gross profit	138.6	118.1	132.2	146.7	122.1	137.8	239.3	150.2	628.2	556.8	492.6
Net earnings (loss) attributable to Wolverine World Wide, Inc.	$ 32.7	$ 20.5	$ 31.2	$ 40.4	$ 24.0	$ 35.9	$ (3.7)	$ 23.0	$ 80.7	$ 123.3	$ 104.5
Basic	$ 0.68	$ 0.43	$ 0.65	$ 0.84	$ 0.49	$ 0.74	$ (0.08)	$ 0.48	$ 1.67	$ 2.54	$ 2.15
Diluted	$ 0.66	$ 0.42	$ 0.64	$ 0.82	$ 0.48	$ 0.72	$ (0.08)	$ 0.47	$ 1.63	$ 2.48	$ 2.11